Pipe Escrow Account (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 14, 2023	Sep. 30, 2022
Pipe Escrow Account [Line Items]
Escrow account		$ 100.0
Transfer amount				$ 200.0
Pledgee minimum annual return		15.00%
Sum of amount credit into escrow account		$ 100.0
Annual return percentage		15.00%
Description of market share price		NWTN’s market share price (VWAP of 10 days,1 month, 3 months) and PIPE Investor’s share selling plan for the following 6 months, if any, is to be evaluated on a quarterly basis. At times of market price of NWTN’s shares drop below $10.26 and the total difference between market price and $10.26 (plus the shortage to make guaranteed 15%minimum annual return) exceeds the escrow account balance of US$100 million, NWTN should deposit additional funds to make up the difference.
Funds redirected to operating account		$ 100.0
NWTN [Member]
Pipe Escrow Account [Line Items]
Pledge description		To cover Pledgee’s PIPE investment in NWTN by reimbursing the Pledgee the difference between the sales price of Pledgee’s NWTN stocks in open market and the $10.26 book value of Pledgee’s holding shares, if the sales price is lower than the $10.26 book value, for a period of 24 months.
Accrued interest rate		15.00%
PIPE Investors [Member]
Pipe Escrow Account [Line Items]
Accrued interest rate			15.00%
Financial expenses		$ 30.0	$ 3.9
Advance payments		15.0
Amounts due from the Pledgors		$ 15.0
PIPE Subscription Agreement [Member]
Pipe Escrow Account [Line Items]
Escrow account					$ 200.0
Minimum [Member] | NWTN [Member]
Pipe Escrow Account [Line Items]
Pledgee minimum annual return		15.00%
Forecast [Member] | PIPE Investors [Member]
Pipe Escrow Account [Line Items]
Advance payments	$ 45.0
Amounts due from the Pledgors	$ 45.0